Operating lease agreements (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2018, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurant	Other	Total (i)
2019	$137,049	$6,427	$143,476
2020	122,163	6,090	128,253
2021	106,503	4,685	111,188
2022	91,112	2,335	93,447
2023	77,830	2,206	80,036
Thereafter	409,694	9,771	419,465
Total minimum payment	$944,351	$31,514	$975,865

(i) For sites that have lease escalations tied to an index, future minimum payments reflect the current index adjustments through December 31, 2018. In addition, future minimum payments exclude renewal options provided by government’s regulation that have not yet been exercised.

Schedule Of Details Of Rent Expense
The following table provides detail of rent expense for fiscal years 2018, 2017 and 2016:

	2018	2017	2016
Company-operated restaurants (i)	$139,279	$148,505	$131,142
Franchised restaurants (ii)	45,565	54,711	43,311
Total rent expense	$184,844	$203,216	$174,453

(i)	Included within “Occupancy and other operating expenses” in the consolidated statements of income.

(ii)	Included within “Franchised restaurants – occupancy expenses” in the consolidated statements of income.

Schedule Of Rent Expense
The following table provides a breakdown detail of rent expense between minimum and contingent rentals for fiscal years 2018, 2017 and 2016:

	2018	2017	2016
Minimum rentals	$136,328	$138,496	$122,726
Contingent rentals based on sales	48,516	64,720	51,727
Total rent expense	$184,844	$203,216	$174,453